Schedule of revenue disaggregation by timing (Details)	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)	Feb. 28, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Point in time	$ 1,013,482	$ 751,091	$ 1,290,951	$ 48,000
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Point in time	1,013,482	751,091	1,290,951	48,000
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Point in time